UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03162

Active Assets Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	June 30,

Date of reporting period:	March 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Tax-Free Trust

Portfolio of Investments • March 31, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (75.5%)
$45,000	ABAG Finance Authority for Nonprofit Corporations, CA, Sharp Health Care Ser 2009 C	0.39%	04/07/16	08/01/35	$45,000,000
	Arizona Health Facilities Authority,
89,435	Banner Health Ser 2008 E	0.39	04/07/16	01/01/29	89,435,000
14,000	Banner Health Ser 2015 C	0.52	04/07/16	01/01/46	14,000,000
	California,
49,500	Ser 2004 B-5	0.36	04/07/16	05/01/34	49,500,000
127,050	Ser 2005 A Subser A-2-1	0.40	04/07/16	05/01/40	127,050,000
63,100	Ser 2005 A Subser B-1	0.36	04/07/16	05/01/40	63,100,000
211,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.36	04/07/16	06/01/41	211,000,000
	California Statewide Communities Development Authority,
122,590	Kaiser Permanente Ser 2008 A	0.37	04/07/16	04/01/32	122,590,000
63,100	Kaiser Permanente Ser 2009 C-1	0.35	04/07/16	04/01/46	63,100,000
124,280	Charlotte, NC, Water & Sewer System Ser 2006 B	0.39	04/07/16	07/01/36	124,280,000
	Colorado Springs, CO,
15,000	Utilities System Sub Lien Ser 2000 A	0.40	04/07/16	11/01/29	15,000,000
57,440	Utilities System Sub Lien Ser 2004 A	0.48	04/07/16	11/01/23	57,440,000
41,530	Utilities System Sub Lien Ser 2005 A	0.40	04/07/16	11/01/35	41,530,000
47,985	Utilities System Sub Lien Ser 2006 A	0.50	04/07/16	11/01/25	47,985,000
27,820	Utilities System Sub Lien Ser 2007 A	0.42	04/07/16	11/01/37	27,820,000
72,475	Utilities System Sub Lien Ser 2007 B	0.48	04/07/16	11/01/26	72,475,000
41,955	Utilities System Sub Lien Ser 2009 C	0.43	04/07/16	11/01/28	41,955,000
36,740	Utilities System Sub Lien Ser 2010 C	0.42	04/07/16	11/01/40	36,740,000
117,340	District of Columbia, The Pew Charitable Trusts Ser 2008 A	0.42	04/07/16	04/01/38	117,340,000
23,800	Florida State Board of Education, FL, Capital Outlay Ser 2005 G ROCs II-R Ser 12017 (c)	0.43	04/07/16	10/15/16	23,800,000
	Gainesville, FL,
109,830	Utilities System 2007 Ser A	0.50	04/07/16	10/01/36	109,830,000
90,000	Utilities System 2008 Ser B	0.38	04/07/16	10/01/38	90,000,000
20,465	Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group Ser 2007 A-1	0.40	04/07/16	11/15/33	20,465,000
	Houston, TX,
42,150	Combined Utility System First Lien Ser 2004 B	0.41	04/07/16	05/15/34	42,150,000
74,000	Combined Utility System First Lien Ser 2004 B-2	0.42	04/07/16	05/15/34	74,000,000
74,700	Combined Utility System First Lien Ser 2004 B-5	0.41	04/07/16	05/15/34	74,700,000
70,225	Combined Utility System First Lien Ser 2004 B-6	0.41	04/07/16	05/15/34	70,225,000
	Illinois Toll Highway Authority,
74,150	Toll Highway Senior Priority Ser 2007 A-1B	0.39	04/07/16	07/01/30	74,150,000
80,000	Toll Highway Senior Priority Ser 2007 A-2B	0.39	04/07/16	07/01/30	80,000,000
	Indiana Finance Authority,
43,675	Ascension Health Senior Credit Group Ser 2008 E-7	0.45	04/07/16	11/15/33	43,675,000
119,170	Trinity Health Ser 2008 D-1	0.40	04/07/16	12/01/34	119,170,000
24,835	Indiana Health & Educational Facility Financing Authority, Howard Regional Health System Ser 2005 A	0.42	04/07/16	01/01/35	24,835,000
88,100	Long Island Power Authority, NY, Electric System Ser 2012 C	0.42	04/07/16	05/01/33	88,100,000

40,000	Louisiana, Gasoline & Fuels Tax Ser 2013 A Eagle #20140049 Class A (c)	0.45	04/07/16	05/01/41	40,000,000
59,400	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.37	04/07/16	02/15/43	59,400,000
58,000	Massachusetts, Central Artery Ser 2000 A	0.38	04/07/16	12/01/30	58,000,000
80,775	Massachusetts Bay Transportation Authority, Senior Sales Tax Ser 2008 A-1	0.40	04/07/16	07/01/21	80,775,000
	Massachusetts Department of Transportation,
30,000	Metropolitan Highway System Contract Assistance Ser 2010 A-3	0.39	04/07/16	01/01/39	30,000,000
71,145	Metropolitan Highway System Contract Assistance Ser 2010 A-6	0.39	04/07/16	01/01/39	71,145,000
56,300	Metropolitan Highway System Contract Assistance Ser 2010 A-7	0.38	04/07/16	01/01/29	56,300,000
	Massachusetts Water Resources Authority,
55,485	Gen Ser 2008 A-1	0.36	04/07/16	08/01/37	55,485,000
88,300	Gen Ser 2008 A-3	0.36	04/07/16	08/01/37	88,300,000
104,960	Gen Ser 2008 C-2	0.49	04/07/16	11/01/26	104,960,000
	Metropolitan Transportation Authority, NY,
42,000	Ser 2005 E Subser E-2	0.41	04/07/16	11/01/35	42,000,000
35,150	Transportation Ser 2012 G-2	0.40	04/07/16	11/01/32	35,150,000
124,200	Transportation Ser 2015 E-3	0.39	04/07/16	11/15/50	124,200,000
32,365	Metropolitan Washington Airports Authority, DC, Airport System Subser 2010 C-2	0.42	04/07/16	10/01/39	32,365,000
69,200	Murray City, UT, IHC Health Services, Inc. Ser 2003 B	0.43	04/07/16	05/15/36	69,200,000
68,240	Nassau County Interim Finance Authority, NY, Sales Tax Ser 2008 C	0.38	04/07/16	11/15/19	68,240,000
55,040	New Mexico Hospital Equipment Loan Council, Presbyterian Health Care Services Ser 2008	0.40	04/07/16	08/01/34	55,040,000
	New York City Municipal Water Finance Authority, NY,
70,300	2000 Ser C	0.38	04/07/16	06/15/33	70,300,000
50,000	Second General Fiscal 2003 F1B	0.40	04/07/16	06/15/35	50,000,000
100,000	Second General Fiscal 2010 Ser CC	0.42	04/07/16	06/15/41	100,000,000
95,000	Water & Sewer System Fiscal 2008 Subser B-1B	0.40	04/07/16	06/15/24	95,000,000
	New York City Transitional Finance Authority, NY,
116,400	Future Tax Fiscal 2010 Ser F Subser F-5	0.39	04/07/16	02/01/35	116,400,000
90,230	Future Tax Fiscal 2013 Ser C-5	0.40	04/07/16	11/01/41	90,230,000
38,340	Recovery Fiscal 2003 Ser 1 Subser 1DA	0.49	04/07/16	11/01/22	38,340,000
32,815	Recovery Fiscal 2003 Ser 3 Subser 3G	0.35	04/07/16	11/01/22	32,815,000
	New York City, NY,
49,500	Fiscal 2004 Subser A-2	0.38	04/07/16	08/01/31	49,500,000
36,275	Fiscal 2004 Subser A-5	0.38	04/07/16	08/01/31	36,275,000
70,000	Fiscal 2012 Subser G-3	0.39	04/07/16	04/01/42	70,000,000
29,910	Fiscal 2013 Subser A-4	0.41	04/07/16	10/01/41	29,910,000
44,500	New York State Local Government Assistance Corporation, Ser 2008 B	0.40	04/07/16	04/01/21	44,500,000
15,000	North Carolina Capital Facilities Finance Agency, Duke University Ser 2014 A & B Eagle #20140050 Class A (c)	0.44	04/07/16	10/01/44	15,000,000
	North Carolina Medical Care Commission,
66,000	Cape Fear Valley Health System Ser 2008 A-1	0.45	04/07/16	10/01/36	66,000,000
75,800	Cape Fear Valley Health System Ser 2008 A-2	0.45	04/07/16	10/01/36	75,800,000
72,200	North Texas Tollway Authority, TX, Ser 2009 D	0.39	04/07/16	01/01/49	72,200,000
98,700	Orlando Utilities Commission, FL, Utility System Ser 2008-2	0.39	04/07/16	10/01/33	98,700,000
45,000	Paulding County Hospital Authority, GA, Wellstar Health System Ser 2012 B	0.42	04/07/16	04/01/43	45,000,000

31,250	Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2	0.45	04/07/16	11/01/38	31,250,000
22,900	Rancho Water District Financing Authority, CA, Ser 2008 B	0.38	04/07/16	08/15/31	22,900,000
42,000	RBC Municipal Products Trust, Inc., PA, Reading Hospital & Medical Center Ser 2012 D Floater Certificates Ser E-36 (c)	0.44	04/07/16	02/01/18	42,000,000
36,805	RIB Floater Credit Enhanced Trust, FL, Central Florida Expressway Authority Trust Receipts Ser 3 WE (c)	0.53	04/07/16	05/01/18	36,805,000
55,900	Sacramento Municipal Utility District, CA, Sub Electric Ser 2008 J	0.38	04/07/16	08/15/28	55,900,000
39,600	Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1	0.45	04/07/16	06/01/29	39,600,000
146,600	Texas, Veterans Ser 2016	0.36	04/07/16	12/01/46	146,600,000
	Triborough Bridge & Tunnel Authority, NY,
48,600	Ser 2002 F	0.38	04/07/16	11/01/32	48,600,000
62,360	Ser 2005 A	0.38	04/07/16	11/01/35	62,360,000
26,300	Subser 2003 B-1	0.36	04/07/16	01/01/33	26,300,000
92,700	University of Massachusetts Building Authority, Senior Ser 2011-1	0.38	04/07/16	11/01/34	92,700,000
	University of Texas Regents,
102,220	Financing System Ser 2007 B	0.37	04/07/16	08/01/34	102,220,000
104,650	Financing System Ser 2008 B	0.43	04/07/16	08/01/32	104,650,000
125,590	Financing System Ser 2008 B	0.43	04/07/16	08/01/25	125,590,000
116,675	Permanent University Fund Ser 2008 A	0.37	04/07/16	07/01/37	116,675,000
109,285	Permanent University Fund Ser 2008 A	0.39	04/07/16	07/01/38	109,285,000
12,195	University of Virginia, VA, General Ser 2013 Eagle #20140048 Class A (c)	0.44	04/07/16	06/01/37	12,195,000
	Utah Water Finance Agency,
54,665	Ser 2008 B	0.40	04/07/16	10/01/37	54,665,000
44,925	Ser 2008 B-2	0.40	04/07/16	10/01/35	44,925,000
162,560	Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C (c)	0.43	04/07/16	05/15/39	162,560,000
58,630	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Ser 2012 D	0.40	04/07/16	07/15/28	58,630,000
	Total Weekly Variable Rate Bonds (Cost $6,065,380,000)				6,065,380,000

	Daily Variable Rate Bonds (17.0%)
	East Baton Rouge Parish, LA,
87,550	Exxon Mobil Corporation Ser 2010 A	0.36	04/01/16	08/01/35	87,550,000
80,700	Exxon Mobil Corporation Ser 2010 B	0.36	04/01/16	12/01/40	80,700,000
131,345	Gulf Coast Industrial Development Authority, TX, Exxon Mobil Project Ser 2012	0.32	04/01/16	11/01/41	131,345,000
73,425	Indiana Finance Authority, Environmental Refunding Duke Energy Indiana, Inc. Ser 2009 A-4	0.37	04/01/16	12/01/39	73,425,000
49,325	JP Morgan Chase & Co., LA, Louisiana Ser 2016-A BANs Outters Ser 5006 (c)	0.35	04/01/16	08/15/16	49,325,000
	JP Morgan Chase & Co., MA,
14,000	2015 Ser B PUTTERs Ser 5004 (c)	0.35	04/01/16	09/01/17	14,000,000
14,000	2015 Ser C PUTTERs Ser 5005 (c)	0.35	04/01/16	06/01/18	14,000,000
97,990	JP Morgan Chase & Co., PA, Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2010 D & F PUTTERs Ser 4323 (c)	0.44	04/01/16	12/01/17	97,990,000
58,480	Lower Neches Valley Authority Industrial Development Corporation, TX, Exxon Mobil Ser 2010	0.30	04/01/16	11/01/38	58,480,000
13,500	Metropolitan Transportation Authority, NY, Ser 2005 E Subser E-1	0.37	04/01/16	11/01/35	13,500,000
	Mississippi Business Finance Corporation,

77,600	Chevron USA Ser 2007 A	0.37	04/01/16	12/01/30	77,600,000
57,230	Chevron USA Ser 2010 G	0.34	04/01/16	11/01/35	57,230,000
59,050	Chevron USA Ser 2010 K	0.38	04/01/16	11/01/35	59,050,000
48,900	New York City Municipal Water Finance Authority, NY, Second General Fiscal 2011 Ser FF-2	0.38	04/01/16	06/15/44	48,900,000
	New York City Transitional Finance Authority, NY,
117,100	Future Tax Fiscal 2010 Ser G Subser G-5	0.39	04/02/16	05/01/34	117,100,000
61,300	Future Tax Fiscal 2014 Ser D Subser D-3	0.39	04/01/16	02/01/44	61,300,000
96,300	Future Tax Fiscal 2015 Ser A Subser A-4	0.32	04/01/16	08/01/43	96,300,000
	New York City, NY,
53,750	Fiscal 2008 Ser J Subser J-3	0.39	04/02/16	08/01/23	53,750,000
110,730	Fiscal 2012 Subser G-6	0.35	04/01/16	04/01/42	110,730,000
65,375	Fiscal 2013 Ser F Subser F-3	0.38	04/01/16	03/01/42	65,375,000
	Total Daily Variable Rate Bonds (Cost $1,367,650,000)				1,367,650,000

	Closed-End Investment Companies (5.0%)
86,700	Nuveen Insured Municipal Opportunity Fund, Inc., VRDP Ser 1-6672 (AMT) (c)	0.49	04/07/16	12/01/40	86,700,000
75,100	Nuveen Municipal Market Opportunity Fund, Inc., VRDP Ser 1-3509 (AMT) (c)	0.55	04/07/16	03/01/40	75,100,000
10,000	Nuveen Ohio Quality Income Municipal Fund, VRDP Ser 1-1480 (AMT) (c)	0.49	04/07/16	09/01/43	10,000,000
50,000	Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT) (c)	0.53	04/07/16	05/01/41	50,000,000
55,000	Nuveen Quality Income Municipal Fund, Inc., VRDP Ser 1-3884 (AMT) (c)	0.50	04/07/16	12/01/40	55,000,000
20,000	Nuveen Select Quality Municipal Fund, Inc., VRDP Ser 1-2525 (AMT) (c)	0.53	04/07/16	05/01/41	20,000,000
16,000	Nuveen Virginia Premium Income Municipal Fund, VRDP Ser 1-1280 (AMT) (c)	0.55	04/07/16	08/03/43	16,000,000
17,500	Western Asset Intermediate Municipal Fund, Inc., VRDP Ser 1 (c)	0.49	04/07/16	02/25/45	17,500,000
60,000	Western Asset Managed Municipals Fund, Inc., VRDP Ser 1 (AMT) (c)	0.49	04/07/16	03/04/45	60,000,000
12,500	Western Asset Municipal Partners Fund, Inc., VRDP Ser 1 (AMT) (c)	0.49	04/07/16	03/11/45	12,500,000
	Total Closed-End Investment Companies (Cost $402,800,000)				402,800,000

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (1.2%)
93,200	Montgomery County, MD, 2010 Ser B BANs (Cost $93,200,000)	0.40%	0.40%	04/06/16	93,200,000

	Total Investments (Cost $7,929,030,000) (d)			98.7%	7,929,030,000
	Other Assets in Excess of Liabilities			1.3	103,513,884
	Net Assets			100.0%	$8,032,543,884

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
RIB	Residual Interest Bond.
ROCs	Reset Option Certificates.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at March 31, 2016.
(b)	Date on which the principal amount can be recovered through demand.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Active Assets Tax-Free Trust

Summary of Investments • March 31, 2016 (unaudited)

PORTFOLIO COMPOSITION as of 03/31/16	Percentage of Total Investments
Weekly Variable Rate Bonds	76.5%
Daily Variable Rate Bonds	17.2
Closed-End Investment Companies	5.1
Commercial Paper	1.2
100.0%

Active Assets Tax-Free Trust

Notes to Portfolio of Investments • March 31, 2016 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$6,065,380,000	$—	$6,065,380,000
Daily Variable Rate Bonds	—	1,367,650,000	—	1,367,650,000
Closed-End Investment Companies	—	402,800,000	—	402,800,000
Commercial Paper	—	93,200,000	—	93,200,000
Total Assets	$—	$7,929,030,000	$—	$7,929,030,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2016, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2016